Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2018
Equipment
Cost
Opening balance	$ 38	$ 34
Property, Plant and Equipment, Additions	1	4
Closing balance	39	38
Cost	39	38	$ 39	$ 38	$ 34
Accumulated depreciation
Opening balance	(15)	(5)
Depreciation	(5)	(10)
Closing balance	(20)	(15)
Accumulated depreciation	$ (20)	$ (15)	(20)	(15)	(5)
Net book value			$ 19	$ 23	$ 29
Fresh Start Adjustments
Accumulated depreciation
Fresh Start adjustments, net						$ (6)